FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]

19. FINANCIAL INSTRUMENTS

The Corporation has exposure to the following risks from its use of financial instruments:

  credit risk
  liquidity risk
  market risk

This note presents information about the Corporation's exposure to each of the above risks, the Corporation's objectives, policies and processes for measuring and managing risk, and the Corporation's management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

Risk management framework

The Board of Directors has overall responsibility for the establishment and oversight of the Corporation's risk management framework. The Corporation's risk management policies are established to identify and analyze the risks faced by the Corporation, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Corporation's activities. The Corporation, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

The Corporation's Audit Committee oversees how management monitors compliance with the Corporation's risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Corporation.

Credit risk

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Corporation's receivables from customers.

The Corporation's cash and cash equivalents and short-term investments also subject the Corporation to credit risk. The Corporation has term deposits, consistent with its practice of protecting its capital rather than maximizing investment yield. The Corporation manages credit risk by investing in cash equivalents and term deposits from financial institutions rated at A or R1 or above.

The Corporation, in the normal course of business, is exposed to credit risk from its customers and the accounts receivable are subject to normal industry risks. The Corporation usually provides various loyalty currency services to loyalty program operators which normally results in an amount payable to the loyalty program operator in excess of the amount held in accounts receivable. The Corporation also manages and analyzes its accounts receivable on an ongoing basis and hence the Corporation's exposure to bad debts has not been significant.

The aging of accounts receivable is as follows:

	December 31, 2019	December 31, 2018
Current	$ 8,411	$ 7,992
Past due 31-60 days	1,051	475
Past due 61-90 days	352	108
Past due 91-120 days	41	228
Past due over 120 days(1)	12,197	669
Trade accounts receivable	22,052	9,472
Less allowance for doubtful accounts	(188)	(154)
	$ 21,864	$ 9,318

(1) Amount includes receivables for prior year tax rebate, which was received from the tax authorities subsequent to year end. Refer to Note 24.

The following table provides the change in allowance for doubtful accounts for trade accounts receivable:

	2019	2018
Balance, beginning of year	$154	$91
Provision for doubtful accounts	69	105
Bad debts written off, net of recoveries	(35)	(42)
Balance, end of year	$188	$154

The provision for doubtful accounts has been included in operating expenses in the consolidated statements of comprehensive income, and is net of any recoveries of amounts that were provided for in a prior period. The carrying amount of the Corporation's current financial assets represent its maximum exposure to credit risk.

Liquidity risk

Liquidity risk is the risk that the Corporation will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Corporation actively maintains access to adequate funding sources to ensure it has sufficient available funds to meet current and foreseeable financial requirements at a reasonable cost. The following table summarizes the carrying amount and the contractual maturities of both the interest and principal portion of significant financial liabilities as at December 31, 2019 and 2018:

		Contractual Cash Flow Maturities
As at December 31, 2019	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$13,766	$13,766	$13,766
Foreign exchange forward contracts designated as cash flow hedges	1	1	1	$-	$-
Income taxes payable	2,326	2,326	2,326	-	-
Payable to loyalty program partners	78,270	78,270	78,270	-	-
	$94,363	$94,363	$94,363	$-	$-

		Contractual Cash Flow Maturities
As at December 31, 2018	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$9,489	$9,489	$9,489
Foreign exchange forward contracts designated as cash flow hedges	878	878	878	$-	$-
Income taxes payable	117	117	117	-	-
Payable to loyalty program partners	69,749	69,749	69,749	-	-
	$80,233	$80,233	$80,233	$-	$-

Management believes that cash on hand, future cash flows generated from operations and availability of current and future funding will be adequate to repay these financial liabilities when they become due.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates, will affect the Corporation's cash flows or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Currency risk

The Corporation has customers and suppliers that transact in currencies other than the USD which gives rise to a risk that earnings and cash flows may be adversely affected by fluctuations in foreign currency exchange rates. The Corporation is primarily exposed to the Canadian dollar, the EURO and the British Pound. The Corporation has entered into foreign exchange forward contracts to reduce the foreign exchange risk with respect to Canadian dollar denominated disbursements. Revenues earned from the Corporation's partners based in Canada are contracted in and paid in Canadian dollars. The Corporation uses these funds to fund the Canadian operating expenses thereby reducing its exposure to foreign currency fluctuations.

As at December 31, 2019, forward contracts with a notional value of $19,860 (December 31, 2018 - $15,110), and in a net asset position of $228 (2018 - $878 in net liability position), with settlement dates extending to December 2020, have been designated as cash flow hedges for hedge accounting treatment under IFRS 9, Financial Instruments. These contracts are intended to reduce the foreign exchange risk with respect to anticipated Canadian dollar denominated expenses.

The change in fair value of derivatives designated as cash flow hedges is recognized in OCI, except for any ineffective portion, which is recognized immediately in the foreign exchange gain or loss. As at December 31, 2019 and 2018, all hedges were considered effective. Realized gains and losses in accumulated other comprehensive income are reclassified to profit or loss in the same period as the corresponding hedged items are recognized in income. In 2019, total realized losses of $550 were reclassified to employment costs for Canadian dollar currency hedges (2018 - $7 total realized losses). The carrying amount of hedging derivatives designated in cash flow hedges that mature within one year is included in prepaid expenses and other assets and/or current portion of other liabilities.

The Corporation holds balances in foreign currencies that give rise to exposure to foreign exchange risk. In general and strictly relating to the foreign exchange ("FX") gain or loss of translating certain non-USD balance sheet accounts, a strengthening US dollar will lead to an FX loss on assets and a gain on liabilities and vice versa. Sensitivity to a +/- 10% movement in all currencies held by the Corporation versus the USD would affect the Corporation's net income by $41 (2018 - $632) excluding the effect of hedging. Significant balances denominated in foreign currencies that are considered financial instruments are as follows:

As at December 31, 2019	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.76750	1.31710	1.12170	0.009213
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	3,814	4,256	2,826	183,018
Cash held in trust and restricted cash	3,302	-	-	-
Funds receivable from payment processors	422	862	867	26,241
Accounts receivable	1,653	3,129	859	62,993
	9,191	8,247	4,552	272,252
Financial liabilities
Accounts payable and accrued liabilities	5,239	3,221	102	8,773
Payable to loyalty program partners	4,456	6,111	5,345	89,531
	9,695	9,332	5,447	98,304

As at December 31, 2018	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.73361	1.27356	1.14449	0.00909
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	3,667	8,430	5,660	97,455
Funds receivable from payment processors	221	740	1,556	30,043
Accounts receivable	691	2,597	774	68,795
	4,579	11,767	7,990	196,293
Financial liabilities
Accounts payable and accrued liabilities	1,370	2,547	774	18,515
Payable to loyalty program partners	1,380	8,237	5,382	71,868
	2,750	10,784	6,156	90,383

Interest rate risk

The Corporation does not believe that the results of operations or cash flows would be affected to any significant degree by a sudden change in market interest rates, relative to interest rates on the investments, owing to the short-term nature of the investments.

Determination of fair value

For financial assets and liabilities that are valued at other than fair value on the consolidated statement of financial position (funds receivable from payment processors, accounts receivable, accounts payable and accrued liabilities and payable to loyalty program partners), fair value approximates the carrying value at December 31, 2019 and 2018 due to their short-term maturities.

A number of the Corporation's accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(i) Derivatives

The fair value of forward exchange contracts is based on valuations received from the derivative counterparty, which management evaluates for reasonability. Fair values reflect the credit risk of the instrument and include adjustments to take into account the credit risk of the Corporation and the derivative counterparty when appropriate.

Fair value hierarchy

The Corporation has determined the estimated fair values of its financial instruments based on appropriate valuation methodologies, as disclosed below. However, considerable judgment is required to develop certain of these estimates. Accordingly, these estimated values are not necessarily indicative of the amounts the Corporation could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of each class of financial instruments are discussed below.

The table below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

  Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
  Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
  Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Quoted market prices for an identical asset or liability represent a Level 1 valuation. When quoted market prices are not available, the Corporation maximizes the use of observable inputs within valuation models. When all significant inputs are observable, the valuation is classified as Level 2. Valuations that require the use of significant unobservable inputs are considered Level 3. The carrying value of financial assets and financial liabilities measured at fair value in the consolidated statement of financial position as at December 31, 2019 and 2018 are as follows:

2019	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$229	$229

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(1)	(1)
	$228	$228
2018	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$-	$-

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(878)	(878)
	$(878)	$(878)

(i) The carrying values of the Corporation's foreign exchange forward contracts are included in prepaid expenses and other assets and current portion of other liabilities in the consolidated statements of financial position.

There were no material financial instruments categorized in Level 1 or Level 3 as at December 31, 2019 and December 31, 2018 and there were no transfers of fair value measurement between Levels 2 and 3 of the fair value hierarchy in the respective periods.